Warrants (Details) - Southport Acquisition Corp - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrants
Class of warrant or right outstanding	23,200,000	23,200,000
Threshold maximum period for registration statement to become effective after business combination	60 days	60 days
Newly issued price (in dollars per share)	$ 9.2	$ 9.2
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	60.00%	60.00%
Threshold Trading Days For Calculating Market Value	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Class A common stock
Warrants
Newly issued price (in dollars per share)	$ 9.2	$ 9.2
Redemption of warrants when price per share of Class A common stock equals or exceeds $18.00
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 18
Redemption price per warrant (in dollars per share)		$ 18
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Redemption of warrants when price per share of Class A common stock equals or exceeds $18.00 | Class A common stock
Warrants
Threshold trading days for redemption of warrants		20 days
Threshold consecutive trading days for redemption of warrants		30 days
Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 10	$ 10
Redemption price per warrant (in dollars per share)	$ 0.1	$ 0.1
Threshold number of trading days before sending notice of redemption to warrant holders	30 days	30 days
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00 | Class A common stock
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 10	$ 10
Redemption of Warrants when price per share of Class A common stock is less than $18.00
Warrants
Redemption price per warrant (in dollars per share)	$ 18
Redemption of Warrants when price per share of Class A common stock is less than $18.00 | Class A common stock
Warrants
Threshold trading days for redemption of warrants	20 days
Threshold consecutive trading days for redemption of warrants	30 days
Public Warrants
Warrants
Class of warrant or right outstanding	11,500,000	11,500,000
Warrants exercisable term after the completion of a business combination	30 days	30 days
Term of warrants	5 years	5 years
Threshold maximum period for filing registration statement after business combination	15 days	15 days
Public Warrants | Redemption of warrants when price per share of Class A common stock equals or exceeds $18.00
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 18	$ 18
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold number of trading days before sending notice of redemption to warrant holders	30 days	30 days
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Public Warrants | Redemption of warrants when price per share of Class A common stock equals or exceeds $18.00 | Class A common stock
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 18	$ 18
Private placement warrants
Warrants
Class of warrant or right outstanding	11,700,000	11,700,000